Events After The Reporting Date	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Events After The Reporting Date
13.	EVENTS AFTER THE REPORTING DATE

This note has been updated to report on events from January 1, 2019 to March 30, 2020.

COVID-19

Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as “COVID-19”, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to business globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.

March 2020 Offering

On March 25, 2020, the Company entered into definitive agreements with institutional investors that provide for the purchase and sale of 7,000,000 common shares of the Company (the “Common Shares”) at a per share purchase price of US $0.17 per Common Share and 3,500,000 Common Share purchase warrants (each, a “Warrant”), resulting in total gross proceeds of approximately $1.2 million (approximately $0.885 million net of closing costs including cash commission described below). Each whole Warrant is exercisable to purchase one Common Share (a “Warrant Share”) at an exercise price of US $0.19 per Common Share for a period of five years following the date of closing of the offering. The warrants were valued at $618,100 based on the value determined by the Black-Scholes model and the balance of $571,900 was allocated to common shares.

H.C. Wainwright & Co.(“Wainwright”) acted as the exclusive placement agent for the offering. Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $83,300, broker warrants were issued to Wainwright which entitle the holder to purchase 490,000 Common Shares at a price of US $0.2125 per share prior to expiry on March 25, 2025.

Titan intends to use the net proceeds from the offering for general corporate purposes including: resuming the development of its single-port robotic surgical system, instruments and accessories; funding working capital (including the reduction of outstanding payables); and capital expenditures.

Stock Options

On January 28, 2020, the Company issued 25,765 stock options with an exercise price of CDN $0.657 to a director in exchange for services rendered. The options vest immediately and have a contractual life of 7 years.

Equity Transaction

On January 3, 2020, the Company announced that Cambridge Design Partnership Ltd. (“Cambridge”), has subscribed for common shares of the Company. The Company issued 501,148 Common Shares at a unit price of $0.50 for satisfaction of the trade payable with Cambridge of $250,574 which has been included in capital.

Aspire Transaction

On December 23, 2019, the Company entered into a common share purchase agreement (the “Aspire Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”) whereby Aspire Capital committed to purchase up to $35 million of common shares of Titan (“Common Shares”) at Titan’s request from time to time, until June 23, 2022 (the “Aspire Transaction”). On commencement of the Aspire Agreement, Titan issued to Aspire Capital 973,000 Common Shares, then issued and outstanding as consideration for entering into the Aspire Agreement. The value of the Common Shares issued of $423,440, was been included in capital, offset by a fee valued at the same amount plus $35,122 other costs incurred pursuant to the Aspire Transaction. In the first quarter of 2020, Titan sold Common Shares to Aspire pursuant to the Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000

	4,408,048	$2,071,930

First Aspire Transaction

On August 29, 2019, the Company entered into a common share purchase agreement (the “First Aspire Agreement”) with Aspire Capital whereby Aspire Capital committed to purchase up to $35 million of common shares of Titan at Titan’s request from time to time, until February 28, 2022. On commencement of the Aspire Agreement, Titan immediately sold to Aspire 1,777,325 Common Shares, representing 5.3% of the Common Shares then issued and outstanding, at a price of US $1.6879 per Common Share for gross proceeds of $3.0 million and issued to Aspire Capital 639,837 Common Shares, representing 1.9% of the Common Shares then issued and outstanding as consideration for entering into the First Aspire Agreement. Northland Securities, Inc. acted as the Company’s agent and financial advisor in connection with the offering and pursuant to an agency agreement, was paid a cash fee of $160,000. The gross proceeds of $3.0 million, net of costs and fees of $417,113 has been included in capital. Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311

	7,784,444	$5,304,531

March 2019 Offering

On March 21, 2019, Titan completed an offering of securities made pursuant to an agency agreement dated March 18, 2019 between the Company and Bloom Burton Securities Inc. (the “Agent”). The Company sold 8,455,882 Units under the Offering at a price of US $3.40 per Unit for gross proceeds of approximately $28,750,000 ($25,426,744 net of closing cost including cash commission of $2,012,500). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $4.00 and expiring March 21, 2024. The warrants were valued at $15,897,059 based on the value determined by the Black-Scholes model and the balance of $12,852,941 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 591,911 Common Shares at a price of US $3.40 per share prior to expiry on March 21, 2021. The broker warrants were valued using the Black-Scholes model and the value of $864,190 was accounted for as an increase in the closing costs and allocated between the shares and the warrants.

During the quarter ended March 31, 2019, 1,018,506 warrants were exercised for total proceeds of $3,259,219. The fair value of the exercised warrants was $3,742,824 which was reclassed from warrant liability to common stock. No additional warrants were exercised during 2019.

Stock Options and Compensation Options

On May 29, 2019, the shareholders of Titan approved an increase of its reserve for options from 10% and set aside up to 15% of the issued and outstanding shares of Titan for granting of options to employees, officers, consultants and advisors. At December 31, 2019, 5,986,152 common shares (December 31, 2018: 1,241,803) were available for issue in accordance with the Company’s stock option plan. The terms of these options are determined by the Board of Directors.

On May 29, 2019, the shareholders approved amendments to the exercise prices of options previously granted to Executive Officers and Other Employees of the Company under the Option Plan. The Exercise price was amended to be US $3.40 (CDN $4.54) per option, being the higher of the March 21, 2019 offering price of US $3.40 per share and the five-day volume weighted average price as determined as of the close of business on May 28, 2019.

Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue for the period from January 1, 2019 to date are outlined below.

Grant date/ Recipient	Number of Options	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	Cancelled

May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years

June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 18, 2019, options granted to a Director	25,719	Options vest immediately	7 years

July 19, 2019, options granted to an Employee	467,255	Options vest as to 1/4 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Consultant	2,165	Options vest as to 1/3 of the total number of Options granted, every year from Grant Date	7 years

July 19, 2019, options granted to a Director	41,273	Options vest immediately	7 years

September 9, 2019, options granted to a Consultant	40,000	Options vest over a 15-month vesting schedule subject to achieving certain milestones.	2.5 years